COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)		3 Months Ended
	Feb. 09, 2024	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate gross proceeds	3.50%		3.50%
Marketing Fees Payable To Underwriters, Waived In Exchange For Notes Payable	$ 7,043,750
Period to file registration statement with SEC	30 days
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 4,150,000
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Number of years up to which the converted amount is to be held for payment of interest	3 years	3 years
Beneficial ownership (in percent)	9.99%
Period to file registration statement with SEC	45 days
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate	15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)	2.00%
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Marketing fees payable to underwriters	$ 7,043,750		$ 7,043,750